Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Share-Based Compensation [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
AntriaBio has computed the fair value of all options granted using the Black-Scholes option pricing model. In order to calculate the fair value of the options, certain assumptions are made regarding components of the model, including the estimated fair value of the underlying common stock, risk-free interest rate, volatility, expected dividend yield and expected option life. Changes to the assumptions could cause significant adjustments to valuation. AntriaBio estimated a volatility factor utilizing a comparable published volatility of a peer company. Due to the small number of option holders and all options being to officers and/or directors, AntriaBio has estimated a forfeiture rate of zero. AntriaBio estimates the expected term based on the average of the vesting term and the contractual term of the options. The risk- free interest rate is based on the U.S. Treasury yield in effect at the time of the grant for treasury securities of similar maturity. AntriaBio has computed the fair value of all options granted during the year ended June 30, 2013 using the following assumptions:

Expected volatility	106% - 111%
Risk free interest rate	0.88% - 1.05%
Expected term (years)	5
Dividend yield	0%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Stock option activity is as follows:

		Weighted	Weighted Average
	Number of	Average	Remaining
	Options	Exercise Price	Contractual Life
Outstanding, June 30, 2012	-	$-	-
Granted	9,050,000	$0.75
Outstanding, June 30, 2013	9,050,000	$0.75	4.6
Outstanding, September 30, 2013	9,050,000	$0.75	4.3
Exercisable at September 30, 2013	6,490,974	$0.75	4.3

Stock option activity is as follows:

		Weighted	Weighted Average
	Number of	Average	Remaining
	Options	Exercise Price	Contractual Life
Outstanding, June 30, 2012	-	$-	-
Granted	9,050,000	$0.75
Outstanding, June 30, 2013	9,050,000	$0.75	4.6

Exercisable at June 30, 2013	6,213,890	$0.75	4.6

Schedule Of Warrants Issued To Agents Activity [Table Text Block]
Warrants-AntriaBio issued warrants to agents in conjunction with the closing of its convertible notes payable as follows:

		Weighted	Weighted Average
	Number of	Average	Remaining
	Warrants	Exercise Price	Contractual Life
Outstanding, June 30, 2012	-	$-	-
Warrants issued to placement agents	248,542	$0.33
Warrants issued to placement agent	1,400,000	$-
Warrants issued to placement agent	110,000	$0.85
Outstanding, June 30, 2013	1,758,542	$0.31	4.1
Outstanding, September 30, 2013	1,758,542	$0.31	3.9

AntriaBio issued warrants to agents in conjunction with the closing of its convertible notes payable as follows:

		Weighted	Weighted Average
	Number of	Average	Remaining
	Warrants	Exercise Price	Contractual Life
Outstanding, June 30, 2012	-	$-	-
Warrants issued to placement agents	248,542	$0.33
Warrants issued to placement agent	1,400,000	$-
Warrants issued to placement agent	110,000	$0.85
Outstanding, June 30, 2013	1,758,542	$0.31	4.1

Schedule Of Share Based Payment Award Stock Warrants Valuation Assumptions [Table Text Block]
The Black-Scholes valuation methodology was used because that model embodies all of the relevant assumptions that address the features underlying these instruments. Significant assumptions were as follows:

Expected volatility	100% - 111%
Risk free interest rate	0.88% - 1.41%
Expected term (years)	3.9 - 5
Dividend yield	0%

Significant assumptions were as follows:
Expected volatility	104% - 111%
Risk free interest rate	0.88% - 1.41%
Expected term (years)	4.1 - 5
Dividend yield	0%